LEASES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Amortization Expense By Class Of Underlying Asset
Total Amortization Expense	$ 383	$ 45
Interest On Lease Liabilities	83	14
Short-term And Low Value Assets Lease Expense	510	0
Total Lease Expense	976	59
Other Information
Additions To Right Of Use Assets	2,053	0
Cash Paid For Amounts Included In The Measurement Of Lease Liabilities
Financing Cash Flows From Leases (interest)	69	16
Financing Cash Flows From Leases (principal)	420	70
Operating Cash Flows For Short Term And Low Value Asset Leases	510	0
Total Cash Outflows From Leases	999	86
Carrying Amount Of Right Of Use Asset By Class Of Underlying Asset
Total Carrying Amount Of Right Of Use Assets	3,639	247
Buildings
Amortization Expense By Class Of Underlying Asset
Total Amortization Expense	5	5
Carrying Amount Of Right Of Use Asset By Class Of Underlying Asset
Total Carrying Amount Of Right Of Use Assets	1,036	16
Land
Amortization Expense By Class Of Underlying Asset
Total Amortization Expense	27	0
Carrying Amount Of Right Of Use Asset By Class Of Underlying Asset
Total Carrying Amount Of Right Of Use Assets	111	0
Office Space
Amortization Expense By Class Of Underlying Asset
Total Amortization Expense	351	40
Carrying Amount Of Right Of Use Asset By Class Of Underlying Asset
Total Carrying Amount Of Right Of Use Assets	$ 2,492	$ 231